Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Investment securities disclosures
Available-for-sale Securities, Debt Securities	SFr 1,005	SFr 607
Total investment securities	1,005	607
Bank
Investment securities disclosures
Available-for-sale Securities, Debt Securities	1,003	605
Total investment securities	SFr 1,003	SFr 605